Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 123	$ 130	$ 141
Granted (in dollars per share)	115	119	121
Released (in dollars per share)	126	136	148
Canceled/forfeited/performance adjusted (in dollars per share)	121	128	139
Ending balance (in dollars per share)	$ 117	$ 123	$ 130
Number of Units
Beginning balance (in shares)	11,326,628	9,802,704	8,555,263
Granted (in shares)	10,651,955	5,650,861	4,806,790
Released (in shares)	(3,781,240)	(3,145,016)	(2,579,962)
Canceled/forfeited/performance adjusted (in shares)	(1,300,639)	(981,921)	(979,387)
Ending balance (in shares)	16,896,704	11,326,628	9,802,704
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 126	$ 136	$ 144
Granted (in dollars per share)	117	117	130
Released (in dollars per share)	137	140	152
Canceled/forfeited/performance adjusted (in dollars per share)	125	131	147
Ending balance (in dollars per share)	$ 120	$ 126	$ 136
Number of Units
Beginning balance (in shares)	2,856,450	2,419,695	2,649,313
Granted (in shares)	1,582,666	1,395,534	909,140
Performance adjustments (in shares)	(70,089)	(8,544)	(328,120)
Released (in shares)	(630,974)	(846,672)	(666,244)
Canceled/forfeited/performance adjusted (in shares)	(256,642)	(112,107)	(472,514)
Ending balance (in shares)	3,551,500	2,856,450	2,419,695